Employment Benefits - Summary of Employment Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Net defined benefit asset	₩ 198,626	₩ 20,871
Net defined benefit obligations	825,927	1,675,741
Other long-term employee benefit obligations	₩ 2,794	₩ 3,417